Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022		Jun. 30, 2021
Series E | Preferred Stock
Statement [Line Items]
Balance					$ 50	$ 50		$ 50
Balance (in Shares)					500,000	500,000		500,000
Retirement of Preferred Series E					$ (50)	$ (50)
Retirement of Preferred Series E (in Shares)					(500,000)	(500,000)
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Cancellation of fractional shares of common stock resulting from reverse split (Note 1) (in Shares)	[1]
Balance								$ 50
Balance (in Shares)								500,000
Series F | Preferred Stock
Statement [Line Items]
Balance				$ 11
Balance (in Shares)				11,414
Common stock issued to convert Preferred Stock Series F				$ (1)
Common stock issued to convert Preferred Stock Series F (in Shares)				(8,710)
Preferred Series F issued in exchange for debt					$ 11,000,000
Preferred Series F issued in exchange for debt (in Shares)					11,414
Issuance of Series F Preferred						$ 11
Issuance of Series F Preferred (in Shares)						11,414
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Cancellation of fractional shares of common stock resulting from reverse split (Note 1) (in Shares)	[1]
Balance		$ 10	$ 11	$ 10	$ 11	$ 11
Balance (in Shares)		2,704	11,414	2,704	11,414	11,414
Series G | Preferred Stock
Statement [Line Items]
Balance				$ 51
Balance (in Shares)				51
Issuance of Series G Preferred						$ 51
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Balance						$ 51
Balance (in Shares)		51		51		51
Common Stock
Statement [Line Items]
Balance	[1]			$ 321,134	$ 280,744	$ 280,744		$ 59,539
Balance (in Shares)	[1]			19,169,128	15,699,414	15,699,414		3,140,196
Common stock issued for services					$ 1,470	$ 1,470	[1]	$ 10,580	[1]
Common stock issued for services (in Shares)					73,517	73,517	[1]	529,000	[1]
Common stock issued in exchange for debt reduction	[1]							$ 138,281
Common stock issued in exchange for debt reduction (in Shares)	[1]							6,914,064
Issuance of common stock to warrant holders (in Shares)	[1]							1,248,961
Common stock issued under Purchase Agreement	[1]					$ 10,000
Common stock issued under Purchase Agreement (in Shares)	[1]					500,000
Commitment shares issued					$ 6,250	$ 6,400	[1]	$ 5,750	[1]
Commitment shares issued (in Shares)					312,500	1,812,500	[1]	287,500	[1]
Common Stock Cancelled (in Shares)					(241,303)
Common stock issued under Equity Purchase Agreement					$ 32,500	$ 22,500		$ 65,594	[1]
Common stock issued under Equity Purchase Agreement (in Shares)					1,625,000	1,125,000		3,279,693	[1]
Common stock issued in acquisition	[1]							$ 1,000
Common stock issued in acquisition (in Shares)	[1]							50,000
Common stock issued as collateral (in Shares)	[1]							250,000
Retirement of Preferred Series E	[1]
Retirement of Preferred Series E (in Shares)	[1]
Issuance of Series F Preferred	[1]
Issuance of Series F Preferred (in Shares)	[1]
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Cancellation of fractional shares of common stock resulting from reverse split (Note 1) (in Shares)	[1]					(241,303)
Common stock issued as charitable donation						$ 20
Common stock issued as charitable donation (in Shares)						200,000
Consolidated net loss	[1]
Balance			$ 320,964		$ 320,964	$ 321,134	[1]	$ 280,744	[1]
Balance (in Shares)			17,469,128		17,469,128	19,169,128	[1]	15,699,414	[1]
Preferred Stock
Statement [Line Items]
Balance				$ 321,134
Balance (in Shares)				19,169,128
Common stock issued for services				$ 307
Common stock issued for services (in Shares)				3,070,922
Commitment shares issued				$ 280
Commitment shares issued (in Shares)				2,800,000
Common stock issued for charitable donation				$ 535
Common stock issued for charitable donation (in Shares)				5,350,000
Common stock issued for debt reduction				$ 5,320
Common stock issued for debt reduction (in Shares)				53,206,652
Common stock issued to convert Preferred Stock Series F				$ 2,354
Common stock issued to convert Preferred Stock Series F (in Shares)				23,540,539
Return of common stock (in Shares)				(36,500)
Common stock issued under Equity Purchase Agreement				$ 942
Common stock issued under Equity Purchase Agreement (in Shares)				429,130
Balance		$ 330,873		$ 330,873		$ 321,134
Balance (in Shares)		116,529,871		116,529,871		19,169,128
Additional Paid-in Capital
Statement [Line Items]
Balance				$ 51,629,750	$ 46,215,049	$ 46,215,049		$ 15,697,140
Common stock issued for services				237,821	109,382	109,382		2,767,970
Common stock issued in exchange for debt reduction								12,892,954
Common stock issued under Purchase Agreement						490,000
Commitment shares issued				202,170	350,000	807,350		1,171,250
Common stock issued for charitable donation				96,965
Common stock issued for debt reduction				627,472
Common stock issued to convert Preferred Stock Series F				449,624
Fair value of warrants issued				492,434
Common stock issued under Equity Purchase Agreement				165,492	2,611,000	2,121,000		13,535,735
Preferred Series F issued in exchange for debt					1,824,989,000,000
Common stock issued in acquisition								150,000
Issuance of Series F Preferred						1,824,989
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Common stock issued as charitable donation						61,980
Balance		$ 53,901,728	$ 51,110,420	53,901,728	51,110,420	51,629,750		46,215,049
Accumulated Deficit
Statement [Line Items]
Balance				(54,182,084)	(47,931,128)	(47,931,128)		(23,496,792)
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Consolidated net loss				(5,960,453)	(3,878,517)	(6,250,956)		(24,434,336)
Balance		(60,142,537)	(51,809,645)	(60,142,537)	(51,809,645)	(54,182,084)		(47,931,128)
Balance				$ (2,231,189)	$ (1,435,285)	$ (1,435,285)		(7,740,063)
Balance (in Shares)				19,168,935	15,449,221	15,449,221
Common stock issued for services				$ 238,128	$ 110,852	$ 110,852		2,778,550
Common stock issued in exchange for debt reduction								13,031,235
Common stock issued under Purchase Agreement						500,000
Commitment shares issued				202,450	356,250	813,750		1,177,000
Common stock issued for charitable donation				97,500
Common stock issued for debt reduction				632,792
Common stock issued to convert Preferred Stock Series F				451,977
Fair value of warrants issued				492,434
Common stock issued under Equity Purchase Agreement				166,434	2,643,500	2,143,500		13,601,329
Preferred Series F issued in exchange for debt					1,825,000,000,000
Common stock issued in acquisition								151,000
Retirement of Preferred Series E					(50)	(50)
Issuance of Series F Preferred						1,825,000
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Common stock issued as charitable donation						62,000
Consolidated net loss		(1,480,386)	(1,077,339)	(5,960,453)	(3,878,517)	(6,250,956)		(24,434,336)
Balance		$ (5,909,926)	$ (378,250)	$ (5,909,926)	$ (378,250)	$ (2,231,189)		$ (1,435,285)
Balance (in Shares)						19,168,935		15,449,221

[1]	All share amounts, including those in the accompanying notes, have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.